SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Global High Income Fund
DWS High Income Fund
DWS High Income VIP
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of each fund’s prospectus.
Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2006.
Thomas R. Bouchard, Director. Portfolio Manager of the fund. Began managing the fund in 2016.
Lonnie Fox, Director. Portfolio Manager of the fund. Began managing the fund in 2018.
The following information replaces the existing similar disclosure relating to each fund contained under the “MANAGEMENT” sub-heading of the “Fund Details” section of each fund’s prospectus:
Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2006.
■	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
■	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
■	Co-Head of US Credit – Head of US High Yield Bonds and Loans: New York.
■	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.
Thomas R. Bouchard, Director. Portfolio Manager of the fund. Began managing the fund in 2016.
■	Joined DWS in 2006 with 6 years of industry experience. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.
■	Portfolio Manager for High Yield Strategies: New York.
■	BS, University of Wisconsin – Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.
Lonnie Fox, Director. Portfolio Manager of the fund. Began managing the fund in 2018.
■	Joined DWS in 2004 with one year of industry experience. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.
■	Portfolio Manager for High Yield Strategies: New York.
■	BS in Applied Economics and Management, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.

Please Retain This Supplement for Future Reference
August 9, 2018
PROSTKR-1064